Net Defined Benefit Liabilities (Tables)	12 Months Ended
Dec. 31, 2018
Statement [LineItems]
Summary of Amount Recognized in the Statements of Financial Position

The amounts recognized in the statements of financial position are determined as follows:

(In millions of Korean won)	December 31, 2017		December 31, 2018
Present value of defined benefit obligations	￦	1,911,166	￦	2,201,876
Fair value of plan assets		(1,519,779)		(1,643,046)

Liabilities	￦	395,079	￦	561,269

Assets in the statement of financial position	￦	3,692	￦	2,439

Summary of Changes in the Defined Benefit Obligations

Changes in the defined benefit obligations for the years ended December 31, 2017 and 2018, are as follows:

(In millions of Korean won)	2017		2018
Beginning	￦	1,713,184	￦	1,911,166
Current service cost		210,336		225,667
Interest expense		38,994		51,691
Benefit paid		(154,600)		(121,372)
Changes due to settlements of plan		(61)		9,801
Remeasurements:
Actuarial gains and losses arising from changes in demographic assumptions		3,353		4,600
Actuarial gains and losses arising from changes in financial assumptions		36,946		116,458
Actuarial gains and losses arising from experience adjustments		63,583		(19,919)
Changes in scope of Consolidation		(569)		23,784

Ending	￦	1,911,166	￦	2,201,876

Changes in the fair value of plan assets for the years ended December 31, 2017 and 2018, are as follows:

(In millions of Korean won)	2017		2018
Beginning	￦	1,334,780	￦	1,519,779
Interest income		30,303		41,233
Remeasurements:
Return on plan assets (excluding amounts included in interest income)		(5,557)		1,409
Benefits paid		(130,510)		(116,303)
Employer contributions		290,895		179,100
Changes in scope of consolidation		(132)		17,828

Ending	￦	1,519,779	￦	1,643,046

Summary of Amounts Recognized in the Statement of Profit or Loss

Amounts recognized in the statement of profit or loss for the years ended December 31, 2016, 2017 and 2018, are as follows:

(In millions of Korean won)	2016		2017		2018
Current service cost	￦	205,114	￦	210,336	￦	225,667
Net Interest cost		12,141		8,691		10,458
Past service cost		424		(61)		9,801
Transfer out		(8,737)		(9,196)		(13,881)

Total expenses	￦	208,942	￦	209,770	￦	232,045

Summary of Principal Actuarial Assumptions	Principal actuarial assumptions used are as follows:

	December 31, 2016	December 31, 2017	December 31, 2018
Discount rate	2.43%	2.76%	2.77%
Future salary increase	4.10%	4.51%	4.61%

Summary of Expected Maturity Analysis of Undiscounted Pension Benefits

The expected maturity analysis of undiscounted pension benefits as at December 31, 2018, is as follows:

(In millions of Korean won)	Less than 1 year		Between 1-2 years		Between 2-5 years		Over 5 years		Total
Pension benefits	￦	183,106	￦	225,706	￦	726,283	￦	3,972,768	￦	5,107,863

Defined benefit obligations [member]
Statement [LineItems]
Summary of Sensitivity of the Defined Benefit Obligations

The sensitivity of the defined benefit obligations as at December 31, 2018, to changes in the principal assumptions is:

(In percentage, in millions of Korean won)	Effect on defined benefit obligation
	Changes in assumption	Increase in assumption		Decrease in assumption
Discount rate	0.5% point	￦	(72,851)	￦	82,527
Salary growth rate	0.5% point		75,647		(63,267)